REVENUES BY PRODUCT (Details - Sales by geographic region) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 132,369	$ 190,724	$ 206,717
Africa [Member]
Disaggregation of Revenue [Line Items]
Revenues	68,448	80,637	56,863
CHINA
Disaggregation of Revenue [Line Items]
Revenues	11,957	17,731	16,629
INDONESIA
Disaggregation of Revenue [Line Items]
Revenues	12,672	22,502	79,645
VIET NAM
Disaggregation of Revenue [Line Items]
Revenues	6,999	9,109	28,663
PHILIPPINES
Disaggregation of Revenue [Line Items]
Revenues	2,850	19,372	3,237
THAILAND
Disaggregation of Revenue [Line Items]
Revenues	12,989	13,119	1,980
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenues	10,105	18,889	8,808
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,349	$ 9,365	$ 10,892